STOCKHOLDERS’ EQUITY	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

11.	STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 25,000,000 shares of preferred stock, par value of $0.001 per share.

Series A Preferred Stock

On February 22, 2019, the Company designated 2,000,000 shares of its preferred stock as 10% Series A convertible preferred stock, par value $0.001 per share (“Series A Stock”). Each share of Series A Stock is convertible, at any time, into 0.15625 shares of common stock of the Company.

On each of February 27, 2019 and March 11, 2019, the Company received $400,000 from the sale of 400,000 shares of Series A Stock to accredited investors in private offerings pursuant to Section 4(a)(2) and/or Rule 506(b) of Regulation D, as promulgated under the Securities Act of 1933, as amended (the “Securities Act”). As an inducement to purchase the Series A Stock, each investor also received 62,500 restricted shares of the Company’s common stock.

On April 2, 2019, the Company received $125,000 from the sale of 125,000 shares of Series A Stock to an accredited investor in a private offering pursuant to Section 4(a)(2) and/or Rule 506(b) of Regulation D, as promulgated under the Securities Act. As an inducement to purchase the Series A Stock, the investor also received 19,532 restricted shares of the Company’s common stock.

As a result of the issuance of the Series A Stock, the Company recorded a beneficial conversion feature and other discounts as a deemed dividend in its condensed consolidated financial statements of $740,899.

On August 6, 2020, the Company entered into exchange agreements with the holders of 925,000 issued and outstanding shares of the Company’s Series A Stock pursuant to which such shares of Series A Stock were exchanged for an aggregate of 1,202,500 shares of the Company’s Series B Stock.

As of September 30, 2021 and December 31, 2020, the Company had no shares of Series A Stock issued and outstanding.

Series B Preferred Stock

On August 4, 2020, the Company filed with the Secretary of State of the State of Florida a Certificate of Designation of Preferences, Rights and Limitations of Series B Stock designating 10,000,000 shares as Series B Preferred Stock (the “Series B Stock”). The Series B Stock ranks senior and prior to all other classes or series of the Company’s preferred stock and common stock.

The holder may at any time after the 12-month anniversary of the issuance of the shares of Series B Stock convert such shares into common stock at a conversion price equal to the 30-day volume weighted average price (“VWAP”) of a share of common stock for each share of Series B Stock to be converted. In addition, the Company at any time may require conversion of all or any of the Series B Stock then outstanding at a 50% discount to the 30-day VWAP.

Each share of Series B Stock entitles the holder to 1.5625 votes for each share of Series B Stock. The consent of the holders of at least two-thirds of the shares of Series B Stock is required for the amendment to any of the terms of the Series B Stock, to create any additional class of stock unless the stock ranks junior to the Series B Stock, to make any distribution or dividend on any securities ranking junior to the Series B Stock, to merge or sell all or substantially all of the assets of the Company or acquire another business or effectuate any liquidation of the Company.

Cumulative dividends accrue on each share of Series B Stock at the rate of 8% per annum of the stated value of $1.00 per share and are payable in common stock in arrears quarterly commencing 90 days from issuance.

Upon a liquidation, dissolution or winding up of the Company, the holders of the Series B Stock are entitled to $1.00 per share plus all accrued and unpaid dividends. No distribution may be made to holders of shares of capital stock ranking junior to the Series B Stock upon a liquidation until Series B stockholders receive their liquidation preference. The holders of 66 2/3% of the then outstanding shares of Series B Stock, may elect to deem a merger, reorganization or consolidation of the Company into or with another corporation, not affiliated with said majority, or other similar transaction or series of related transactions in which more than 50% of the voting power of the Company is disposed of in exchange for property, rights or securities distributed to holders thereof by the acquiring person, firm or other entity, or the sale of all or substantially all of the assets of the Company.

On June 19, 2020, the Company received gross cash proceeds of $250,000 from one accredited investor, pursuant to the terms of a subscription agreement, and subsequently issued an aggregate of 250,000 shares of Series B Stock on August 6, 2020.

On August 6, 2020, the Company, entered into debt exchange agreements with holders of the Company’s (i) OID Notes in the aggregate amount of $411,223 of outstanding principal and accrued and unpaid interest; (ii) TDH Secured Notes, in the aggregate amount of $1,101,000 of outstanding principal and accrued and unpaid interest; and (iii) Additional Secured Notes, which were secured by all of the other assets of the Company in the aggregate amount of $782,500 of outstanding principal and accrued and unpaid interest. Pursuant to the terms of the debt exchange agreements, the holders of the notes exchanged outstanding and all amounts owed by the Company thereunder, for an aggregate of 3,623,884 shares of the Company’s Series B Stock. At the time of the exchange, all amounts due under the notes were deemed to be paid-in-full and the notes were cancelled.

In addition, on August 6, 2020, the Company entered into exchange agreements (the “Series A Exchange Agreements”) with the holders of 925,000 issued and outstanding shares of the Company’s Series A Stock. Pursuant to the terms of the Series A Exchange Agreements, the holders of Series A Stock exchanged their shares for an aggregate of 1,202,500 shares of the Company’s Series B Stock. At the time of the exchange, all of the exchanged shares of Series A Stock were cancelled.

On September 22, 2020, the Company received gross cash proceeds of $233,500 from two accredited investors, pursuant to the terms of a subscription agreement, and subsequently issued an aggregate of 233,500 shares of Series B Stock on November 30, 2020.

On November 30, 2020, the Company entered into debt exchange agreements with holders of the Company’s (i) OID Notes in the aggregate amount of $111,250 of outstanding principal and accrued and unpaid interest; and (ii) TDH Secured Notes, in the aggregate amount of $99,633 of outstanding principal and accrued and unpaid interest. Pursuant to the terms of the debt exchange agreements, the holders of the outstanding notes exchanged all amounts owed by the Company thereunder, for an aggregate of 316,000 shares of the Company’s Series B Stock. At the time of the exchange, all amounts due under the notes were deemed to be paid-in-full and the notes were cancelled.

On February 17, 2021, the Company entered into debt exchange agreements with holders of three of the Company’s convertible promissory notes in the aggregate amount of $1,700,905 of outstanding principal and accrued and unpaid interest. Pursuant to the terms of the debt exchange agreements, the holders exchanged the outstanding notes, and all amounts owed by the Company thereunder, for an aggregate of 2,564,175 shares of the Company’s Series B Stock. At the time of the exchange, all amounts due under the notes were deemed to be paid in full and the notes were cancelled.

On February 17, 2021, the Company entered into subscription agreements with two accredited investors, pursuant to which the Company sold the investors an aggregate of 300,000 shares of Series B Stock for aggregate gross proceeds of $300,000.

On March 31, 2021, the Company entered into subscription agreements with two accredited investors, pursuant to which the Company sold the investors an aggregate of 650,000 shares of Series B Stock for aggregate gross proceeds of $650,000.

On March 31, 2021, the Company issued 75,000 shares of Series B Stock with a fair market value of $75,000 to its attorneys for legal services rendered.

On May 20, 2021, the Company entered into exchange agreements with all of the holders of Series B Stock (the “Series B Holders”), pursuant to which the Series B Holders agreed to exchange all of the issued and outstanding shares of Series B Stock for shares of the Company’s newly-designated Series C Stock, on a one for one basis. As a result of the exchange, all 9,215,059 issued and outstanding shares of Series B Stock was exchanged for 9,215,059 shares of Series C Stock, and all of the exchanged shares of Series B Stock were cancelled.

As of September 30, 2021 and December 31, 2020, the Company had no shares and 5,625,884 shares of Series B Stock issued and outstanding, respectively.

Series C Preferred Stock

On May 20, 2021, the Company filed with the Secretary of State of the State of Florida a Certificate of Designation of Preferences, Rights and Limitations of Series C Stock designating 10,000,000 shares as Series C Preferred Stock (the “Series C Stock”). The Series C Stock ranks senior and prior to all other classes or series of the Company’s preferred stock and common stock.

The holder may, at any time after the 6-month anniversary of the issuance of the shares of Series C Preferred Stock, convert such shares into common stock at a conversion rate of $1.92 per share. In addition, the Company may, at any time after the issuance of the shares, convert any or all of the outstanding shares of Series C Preferred Stock at a conversion rate of $1.92 per share

Each share of Series C Stock entitles the holder to 1.5625 votes for each share of Series C Stock. The consent of the holders of at least two-thirds of the shares of Series C Stock is required for the amendment to any of the terms of the Series C Stock, to create any additional class of stock unless the stock ranks junior to the Series C Stock, to make any distribution or dividend on any securities ranking junior to the Series C Stock, to merge or sell all or substantially all of the assets of the Company or acquire another business or effectuate any liquidation of the Company.

Cumulative dividends accrue on each share of Series C Stock at the rate of 8% per annum of the stated value of $1.00 per share and are payable in common stock in arrears quarterly commencing 90 days from issuance.

Upon a liquidation, dissolution or winding up of the Company, the holders of the Series C Stock are entitled to $1.00 per share plus all accrued and unpaid dividends. No distribution may be made to holders of shares of capital stock ranking junior to the Series C Stock upon a liquidation until Series C stockholders receive their liquidation preference. The holders of 66 2/3% of the then outstanding shares of Series C Stock, may elect to deem a merger, reorganization or consolidation of the Company into or with another corporation, not affiliated with said majority, or other similar transaction or series of related transactions in which more than 50% of the voting power of the Company is disposed of in exchange for property, rights or securities distributed to holders thereof by the acquiring person, firm or other entity, or the sale of all or substantially all of the assets of the Company.

On May 20, 2021, the Company entered into exchange agreements with all of the holders of Series B Stock (the “Series B Holders”), pursuant to which the Series B Holders agreed to exchange all of the issued and outstanding shares of Series B Stock for shares of Series C Stock, on a one for one basis. As a result of the exchange, all 9,215,059 issued and outstanding shares of Series B Stock was exchanged for 9,215,059 shares of the Company’s Series C Stock, and all of the exchanged shares of Series B Stock were cancelled.

On June 11, 2021, the Company entered into subscription agreements with an accredited investor, pursuant to which the Company sold the investor an aggregate of 100,000 shares of Series C Stock for aggregate gross proceeds of $100,000.

On September 10, 2021, the Company entered into a debt exchange agreement with a holder of a 10% convertible note pursuant to which 85,250 shares of the Company’s Series C Stock was issued for $85,250 of outstanding principal and accrued and unpaid interest.

As of September 30, 2021 and December 31, 2020, the Company had 9,400,259 and no shares of Series C Stock issued and outstanding, respectively.

Common Stock

The Company is authorized to issue 500,000,000 shares of common stock, par value of $0.001 per share and had 12,325,736 and 5,886,073 shares of common stock issued and outstanding as of September 30, 2021 and December 31, 2020, respectively.

Reverse Stock Split

On April 7, 2021, the board of directors of the Company approved, and on April 8, 2021, the Company’s shareholders approved, an increase to the range of the ratio for a reverse stock split to a ratio of no less than 1-for-2 and no more than 1-for-50. On May 6, 2021, the board fixed the ratio for a reverse stock split at 1-for-32 and, on May 7, 2021, the Company filed a certificate of amendment to its articles of incorporation with the Secretary of State of the State of Florida to effect the reverse stock split which became effective as of May 13, 2021. The Company’s common stock began being quoted on the OTCQB on a post-reverse split basis beginning on May 19, 2021.

Registered Offering

On June 21, 2021, the Company sold an aggregate of 2,409,639 units (“Units”), at a price to the public of $4.15 per Unit (the “Offering”), each Unit consisting of one share of the Company’s common stock and a warrant to purchase one share of common stock at an exercise price of $4.565 per share (the “Warrants”), pursuant to a underwriting agreement, dated as of June 16, 2021 (the “Underwriting Agreement”), between the Company and EF Hutton, division of Benchmark Investments, LLC, as representative (“EF Hutton”) of the several underwriters named in the Underwriting Agreement. In addition, pursuant to the Underwriting Agreement, the Company granted EF Hutton a 45-day option (the “Over-Allotment Option”) to purchase up to 361,445 additional Units, to cover over-allotments in connection with the Offering, which EF Hutton exercised with respect to Warrants exercisable for up to an additional 361,445 shares of common stock. The Company received gross proceeds of approximately $10,000,000 in the Offering, before deducting underwriting discounts and commissions and other offering expenses.

On July 15, 2021, EF Hutton exercised in full the Over-Allotment Option with respect to all 361,445 additional shares of the Company’s common stock for total gross proceeds to the Company of approximately $1,500,000, before deducting underwriting discounts and commissions and other offering expenses.

Common Stock Issued as Compensation to Employees, Officers and/or Directors

During the nine months ended September 30, 2021, the Company issued 157,943 shares of common stock with a fair market value of $426,446 to an officer as compensation.

During the nine months ended September 30, 2020, the Company issued 13,125 shares of common stock with a fair market value of $35,600 to employees, officers and/or directors as compensation.

Common Stock Issued in Exchange for Consulting, Professional and Other Services

During the nine months ended September 30, 2021, the Company issued 150,393 shares of common stock with a fair market value of $511,458 to contractors for services rendered.

During the nine months ended September 30, 2020, the Company issued 191,034 shares of common stock with a fair market value of $555,440 to contractors for services rendered.

Common Stock Issued in lieu of Cash for Loans Payable and Other Accrued Obligations

During the nine months ended September 30, 2020, the Company issued 15,625 shares of common stock with a fair market value of $50,000 to satisfy loans payable and other accrued obligations.

Common Stock Issued in Connection with the Conversion of Convertible Note Principal and Accrued Interest

During the nine months ended September 30 2021, the Company issued 1,464,966 shares of common stock upon the conversion of $1,766,832 in convertible note principal and accrued interest.

During the nine months ended September 30 2020, the Company issued 36,206 shares of common stock upon the conversion of $56,049 in convertible note principal and accrued interest.

Common Stock Issued in Connection with the Issuance of Convertible Promissory Notes

During the nine months ended September 30, 2021, the Company issued 17,746 shares of common stock valued at $39,750 in connection with the issuance of convertible notes.

During the nine months ended September 30, 2020, the Company issued 339,678 shares of common stock valued at $736,014 in connection with the issuance of convertible notes.

Common Stock Issued in the Acquisition of a Business

During the nine months ended September 30, 2021, the Company issued 1,771,883 shares of common stock valued at $5,000,000 in connection with the acquisition of a business.

Stock Purchase Warrants

Stock purchase warrants are accounted for as equity in accordance with ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

The following table reflects all outstanding and exercisable warrants at September 30, 2021 and December 31, 2020. All warrants are exercisable for a period of three to five years from the date of issuance:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life (Yrs.)

Balance January 1, 2020	177,028	$8.91	1.79
Warrants issued	52,600	$2.08
Warrants exercised	–	$–
Warrants forfeited	–	$–
December 31, 2020	229,628	$7.34	1.66
Warrants issued	4,241,504	$4.15
Warrants exercised	(117,188)	$–
Warrants forfeited	(4,307)	$–
Balance September 30, 2021	4,349,637	$4.36	1.82

On June 24, 2021, the Company issued 105,648 shares of common stock to Labrys upon the cashless exercise of a warrant to purchase 117,188 shares of common stock.

As of September 30, 2021, the outstanding warrants had an aggregate intrinsic value of $950,142.

Stock Options

The following table represents all outstanding and exercisable stock options as of September 30, 2021.

Year Issued	Options Issued	Options Forfeited	Options Outstanding	Vested Options	Strike Price	Weighted Average Remaining Life (Yrs.)

2013	241,730	(26,063)	215,667	215,667	$7.68	1.97
2016	169,406	(169,406)	–	–	$–	–
2018	1,875	–	1,875	1,875	24.96	1.58
2021	208,500	–	208,500	–	$2.98	4.83
Total	621,511	(195,469)	426,042	217,542	$5.46	2.48

On July 29, 2021, the Company granted stock options to purchase an aggregate of 208,500 shares to new employees at an exercise price of $2.98. The options vest annually in equal installments over a three-year period and expire in five years from the date of grant. Using the Black Sholes model with a volatility of 326.5%, with no dividends paid since inception and a risk-free interest rate of 0.37%; resulted in stock-based compensation expense of $585,728 which will be amortized over a 36-month period, or $166,270 per month.

During the three and nine months ended September 30, 2021, the Company recorded $33,699 in stock-based compensation expense related to stock options. No stock-based compensation expense related to stock options was recorded during the three and nine months ended September 30, 2020.

As of September 30, 2021, the outstanding exercisable stock options had an aggregate intrinsic value of $0.